Derivative Instruments (Offsetting Derivative Liabilities) (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	$ 15,397	$ 5,293,395
Gross amounts offset in the Statement of Financial Condition	(10,899)	(4,061,401)
Net amounts of liabilities presented in the Statement of Financial Condition	4,498	1,231,994
Financial Instruments
Collateral Pledged	(4,498)	(1,231,994)
Net Amount
Counterparty G [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition		887,903
Financial Instruments
Collateral Pledged		(887,903)
Net Amount
Counterparty I [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition	4,498
Collateral Pledged	(4,498)
Counterparty K [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition		344,091
Financial Instruments
Collateral Pledged		(344,091)
Net Amount
Futures Contracts [Member] | Counterparty I [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	15,397
Gross amounts offset in the Statement of Financial Condition	(10,899)
Net amounts of liabilities presented in the Statement of Financial Condition	$ 4,498
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities		2,968,600
Gross amounts offset in the Statement of Financial Condition		(2,080,697)
Net amounts of liabilities presented in the Statement of Financial Condition		887,903
Forward Currency Contracts [Member] | Counterparty K [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities		2,324,795
Gross amounts offset in the Statement of Financial Condition		(1,980,704)
Net amounts of liabilities presented in the Statement of Financial Condition		$ 344,091